                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/A

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number: 811-06551

Morgan Stanley Growth Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                    (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: March 31, 2004

Date of reporting period: September 30, 2003


Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Growth Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and, therefore, the value of the Fund shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

FUND REPORT

For the six-months ended September 30, 2003

TOTAL RETURN FOR THE SIX-MONTHS ENDED SEPTEMBER 30, 2003

                                                                      LIPPER
                                                      S&P          LARGE-CAP
                                                      500             GROWTH
 CLASS A     CLASS B     CLASS C     CLASS D     INDEX(1)     FUNDS INDEX(2)
  14.98%      14.54%      14.51%      15.06%      18.44%             17.13%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information.

MARKET CONDITIONS

The six-month period ended September 30, 2003 witnessed a significant upturn in the U.S. equity market. As the period began, crude oil and natural gas prices had been surging due to Iraq-centered geopolitical tensions and unusually cold weather across the country. Fears of a double-dip recession persisted, defying evidence of a nascent recovery in the domestic economy. Investor sentiment soon improved based on expectations of a swift U.S. victory in Iraq, encouraging economic data and reports of corporate earnings that exceeded expectations. These factors triggered a strong market rally, with defensive sectors and securities that had led during the bear market falling behind more cyclical sectors as investors' expectations for the economy improved.

The U.S. stock market continued its advance in the third quarter, albeit at a moderate pace compared to the sharp gains of the second quarter. September marked the first broad market decline since February, with concerns centered on the third quarter earnings season and viability of the economic recovery. Over the full quarter, large-cap stocks lagged their mid- and small-cap counterparts, while growth stocks outperformed value across the capitalization spectrum. The Institute for Supply Management's manufacturing index rose in the first two months of the quarter then dipped to a level of 53.7 in September. However, manufacturing activity has expanded over the third quarter as evidenced by the underlying components. New orders are at their highest level since December 2002 and order backlogs have continued to drift higher. The University of Michigan's index of consumer sentiment weakened slightly during the quarter amid worry about the employment outlook and the ongoing conflict in Iraq.

PERFORMANCE ANALYSIS

The Fund's underperformance of its benchmark can be attributed to an overweighting in health care as well as stock selection in that sector and others. Within the consumer discretionary area, holdings in restaurants and retailing had a negative effect. Select issues within food and staples retailing in the consumer staples sector also detracted from the Fund's relative performance.

The Fund benefited from an overweight allocation to information technology, which was among the leading sectors during the period. Stock selection within the financial sector contributed to performance, particularly in the areas of insurance and diversified financial companies. An underweighting in telecommunications services also helped the Fund, as that industry performed poorly toward the end of the period.

   TOP 10 HOLDINGS
   Microsoft Corp.                                       5.5%
   Pfizer, Inc.                                          4.9
   General Electric Co.                                  4.5
   Citigroup Inc.                                        4.1
   Wal-Mart Stores, Inc.                                 3.3
   Intel Corp.                                           2.9
   Cisco Systems, Inc.                                   2.9
   Johnson & Johnson                                     2.2
   Procter & Gamble Co.                                  2.2
   American Intl Group, Inc.                             2.1

   TOP FIVE INDUSTRIES
   Major Pharmaceuticals                               11.3%
   Packaged Software                                    8.6
   Industrial Conglomerates                             6.5
   Financial Conglomerates                              6.1
   Semiconductors                                       5.8

Subject to change daily. All percentages are as a percentage of net assets. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

INVESTMENT STRATEGY

1. THE INVESTMENT PROCESS BEGINS WITH A UNIVERSE OF COMPANIES WITH MARKET VALUES OR CAPITALIZATIONS OF AT LEAST $1 BILLION.

2. COMPANIES ARE THEN EVALUATED BASED ON A NUMBER OF FACTORS INCLUDING QUALITY OF MANAGEMENT, NEW PRODUCTS AND/OR NEW MARKETS CASH FLOW AND BALANCE SHEET STRENGTH, AND RESEARCH AND DEVELOPMENT CAPABILITIES. THE SUB-ADVISOR FOLLOWS A FLEXIBLE INVESTMENT PROGRAM IN SEEKING TO ACHIEVE THE FUND'S INVESTMENT OBJECTIVE.

3. FINALLY, COMPANIES ARE CAREFULLY SELECTED BASED UPON THEIR UNDERLYING FUNDAMENTALS AND THEIR POTENTIAL TO DELIVER STRONG OR ACCELERATING EARNINGS GROWTH.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING (800) 869-NEWS. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT
HTTP://WWW.SEC.GOV.

PERFORMANCE SUMMARY


AVERAGE ANNUAL TOTAL RETURNS -- PERIOD ENDED SEPTEMBER 30, 2003

                              CLASS A SHARES*         CLASS B SHARES**        CLASS C SHARES(+)        CLASS D SHARES(++)
                             (since 07/28/97)         (since 05/29/92)         (since 07/28/97)          (since 07/28/97)
   SYMBOL                              GRTAX                     GRTBX                    GRTCX                    GRTDX
   1 YEAR                              22.26%(3)                 21.35%(3)                21.28%(3)                22.49%(3)
                                       15.84(4)                  16.35(4)                 20.28(4)                    --
   5 YEARS                              1.76(3)                   1.15(3)                  1.03(3)                  1.99(3)
                                        0.67(4)                   0.85(4)                  1.03(4)                    --
   10 YEARS                               --                      5.75(3)                    --                       --
                                          --                      5.75(4)                    --                       --
   SINCE INCEPTION                      1.15(3)                   6.89(3)                  0.42(3)                  1.38(3)
                                        0.27(4)                   6.89(4)                  0.42(4)                    --

Past performance is not predictive of future returns. Investment return and principal value will fluctuate. When you sell fund shares, they may be worth less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

--------------------------------------------------------------------------------
Notes on Performance

(1) The Standard and Poor's 500 Index (S&P 500(R)) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2) The Lipper Large-Cap Growth Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Large-Cap Growth Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.

(3) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

*   The maximum front-end sales charge for Class A is 5.25%.

** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

+ The maximum contingent deferred sales charge for Class C is 1% for shares redeemed within one year of purchase.

++  Class D has no sales charge.

Morgan Stanley Growth Fund
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2003 (UNAUDITED)

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Common Stocks (97.7%)
              Apparel/Footwear Retail
              (1.1%)
  136,500     Abercrombie & Fitch Co.
               (Class A)*..............  $  3,782,415
  143,075     TJX Companies, Inc.
               (The)...................     2,778,516
                                         ------------
                                            6,560,931
                                         ------------
              Beverages: Non-Alcoholic
              (1.5%)
  214,664     Coca-Cola Co. (The)......     9,221,965
                                         ------------
              Biotechnology (3.0%)
  204,739     Amgen Inc.*..............    13,219,997
   33,600     Celgene Corp.*...........     1,455,888
   26,056     Gilead Sciences, Inc.*...     1,457,312
   81,700     IDEC Pharmaceuticals
               Corp.*..................     2,708,355
                                         ------------
                                           18,841,552
                                         ------------
              Broadcasting (2.5%)
  145,500     Citadel Broadcasting
               Corp.*..................     2,875,080
  239,750     Clear Channel
               Communications, Inc. ...     9,182,425
  117,775     Univision Communications
               Inc. (Class A)*.........     3,760,556
                                         ------------
                                           15,818,061
                                         ------------
              Cable/Satellite TV (1.4%)
  151,550     Comcast Corp. (Class
               A)*.....................     4,679,864
  102,100     EchoStar Communications
               Corp. (Class A)*........     3,907,367
                                         ------------
                                            8,587,231
                                         ------------
              Computer Communications
              (3.4%)
  915,627     Cisco Systems, Inc.*.....    17,891,352
  203,100     Juniper Networks,
               Inc.*...................     3,030,252
                                         ------------
                                           20,921,604
                                         ------------
              Computer Peripherals
              (0.4%)
  175,050     EMC Corp.*...............     2,210,882
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Computer Processing
              Hardware (2.1%)
  318,196     Dell Inc.*...............  $ 10,624,564
  125,200     Hewlett-Packard Co. .....     2,423,872
                                         ------------
                                           13,048,436
                                         ------------
              Data Processing Services
              (0.7%)
  111,644     First Data Corp. ........     4,461,294
                                         ------------
              Discount Stores (5.7%)
   61,041     Costco Wholesale
               Corp.*..................     1,897,154
  174,000     Dollar Tree Stores,
               Inc.*...................     5,829,000
  189,300     Target Corp. ............     7,123,359
  367,253     Wal-Mart Stores, Inc. ...    20,511,080
                                         ------------
                                           35,360,593
                                         ------------
              Drugstore Chains (0.4%)
   88,325     Walgreen Co. ............     2,706,278
                                         ------------
              Electrical Products
              (0.5%)
   56,400     Emerson Electric Co. ....     2,969,460
                                         ------------
              Electronic Components
              (1.2%)
   39,400     Amphenol Corp. (Class
               A)*.....................     2,050,770
  126,330     Jabil Circuit, Inc.*.....     3,290,896
   46,000     QLogic Corp.*............     2,162,460
                                         ------------
                                            7,504,126
                                         ------------
              Electronic Production
              Equipment (1.3%)
  324,976     Applied Materials,
               Inc.*...................     5,895,065
   59,900     Novellus Systems,
               Inc.*...................     2,021,625
                                         ------------
                                            7,916,690
                                         ------------
              Finance/Rental/ Leasing
              (1.2%)
  103,700     Fannie Mae...............     7,279,740
                                         ------------

                                                                               5
                       See Notes to Financial Statements

Morgan Stanley Growth Fund
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2003 (UNAUDITED) continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Financial Conglomerates
              (6.1%)
  181,250     American Express Co. ....  $  8,167,125
  561,766     Citigroup Inc. ..........    25,565,971
  117,200     J.P. Morgan Chase &
               Co. ....................     4,023,476
                                         ------------
                                           37,756,572
                                         ------------
              Food: Major Diversified
              (1.7%)
  234,225     PepsiCo, Inc. ...........    10,734,532
                                         ------------
              Home Improvement Chains
              (2.3%)
  310,757     Home Depot, Inc. (The)...     9,897,610
   82,100     Lowe's Companies,
               Inc. ...................     4,260,990
                                         ------------
                                           14,158,600
                                         ------------
              Hospital/Nursing
              Management (0.2%)
   65,600     Health Management
               Associates, Inc. (Class
               A)......................     1,430,736
                                         ------------
              Household/Personal Care
              (3.0%)
   92,270     Colgate-Palmolive Co. ...     5,156,970
  145,337     Procter & Gamble Co.
               (The)...................    13,490,181
                                         ------------
                                           18,647,151
                                         ------------
              Industrial Conglomerates
              (6.5%)
  173,300     3M Co. ..................    11,969,831
  945,450     General Electric Co. ....    28,183,864
                                         ------------
                                           40,153,695
                                         ------------
              Information Technology
              Services (2.2%)
  128,550     Accenture Ltd. (Class A)
               (Bermuda)*..............     2,871,807
  104,900     International Business
               Machines Corp. .........     9,265,817
   81,300     PeopleSoft, Inc.*........     1,478,847
                                         ------------
                                           13,616,471
                                         ------------
              Integrated Oil (2.0%)
  341,200     Exxon Mobil Corp. .......    12,487,920
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Internet Retail (0.2%)
   43,190     InterActiveCorp.*........  $  1,427,429
                                         ------------
              Internet Software/
              Services (1.0%)
  205,800     Siebel Systems, Inc.*....     2,000,376
  118,100     Yahoo! Inc.*.............     4,178,378
                                         ------------
                                            6,178,754
                                         ------------
              Investment Banks/ Brokers
              (1.6%)
   68,654     Goldman Sachs Group, Inc.
               (The)...................     5,760,071
   59,200     Lehman Brothers Holdings,
               Inc. ...................     4,089,536
                                         ------------
                                            9,849,607
                                         ------------
              Life/Health Insurance
              (0.8%)
  153,700     AFLAC, Inc. .............     4,964,510
                                         ------------
              Major Banks (2.4%)
  196,025     Bank of New York Co.,
               Inc. (The)..............     5,706,288
  173,500     Wells Fargo & Co. .......     8,935,250
                                         ------------
                                           14,641,538
                                         ------------
              Managed Health Care
              (1.4%)
  112,700     Caremark Rx, Inc.*.......     2,547,020
  125,000     UnitedHealth Group
               Inc. ...................     6,290,000
                                         ------------
                                            8,837,020
                                         ------------
              Media Conglomerates
              (1.2%)
  197,425     Viacom, Inc. (Class B)
               (Non-Voting)............     7,561,378
                                         ------------
              Medical Distributors
              (0.4%)
   44,500     AmerisourceBergen
               Corp. ..................     2,405,225
                                         ------------
              Medical Specialties
              (1.7%)
   51,050     Boston Scientific
               Corp.*..................     3,256,990
   89,664     Medtronic, Inc. .........     4,207,035
   55,350     St. Jude Medical,
               Inc.*...................     2,976,169
                                         ------------
                                           10,440,194
                                         ------------

6
                       See Notes to Financial Statements

Morgan Stanley Growth Fund
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2003 (UNAUDITED) continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Multi-Line Insurance
              (2.1%)
  230,374     American International
               Group, Inc. ............  $ 13,292,580
                                         ------------
              Oil & Gas Production
              (0.5%)
   58,700     Burlington Resources
               Inc. ...................     2,829,340
                                         ------------
              Oilfield Services/
              Equipment (2.1%)
  104,493     Baker Hughes Inc. .......     3,091,948
   93,000     BJ Services Co.*.........     3,177,810
  196,020     Smith International,
               Inc.*...................     7,052,800
                                         ------------
                                           13,322,558
                                         ------------
              Other Consumer Services
              (1.5%)
  116,900     eBay Inc.*...............     6,255,319
   71,860     Weight Watchers
               International, Inc.*....     2,989,376
                                         ------------
                                            9,244,695
                                         ------------
              Packaged Software (8.6%)
   50,200     Adobe Systems Inc. ......     1,970,852
   79,700     Mercury Interactive
               Corp.*..................     3,619,177
1,233,100     Microsoft Corp. .........    34,267,849
  570,372     Oracle Corp.*............     6,399,574
   52,110     Symantec Corp.*..........     3,283,972
  127,450     Veritas Software
               Corp.*..................     4,001,930
                                         ------------
                                           53,543,354
                                         ------------
              Pharmaceuticals:
              Major (11.3%)
  130,978     Abbott Laboratories......     5,573,114
  278,499     Johnson & Johnson........    13,791,270
   92,650     Lilly (Eli) & Co. .......     5,503,410
  131,443     Merck & Co., Inc. .......     6,653,645
  991,754     Pfizer Inc. .............    30,129,487
  187,085     Wyeth, Inc. .............     8,624,618
                                         ------------
                                           70,275,544
                                         ------------
              Publishing:
              Newspapers (0.4%)
   33,850     Gannett Co., Inc. .......     2,625,406
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Restaurants (1.1%)
  127,200     McDonald's Corp. ........  $  2,994,288
  122,050     Yum! Brands, Inc.*.......     3,615,121
                                         ------------
                                            6,609,409
                                         ------------
              Semiconductors (5.8%)
  143,300     Analog Devices, Inc.*....     5,448,266
  651,100     Intel Corp. .............    17,911,761
   86,775     Linear Technology
               Corp. ..................     3,107,413
   99,900     Marvell Technology Group
               Ltd. (Bermuda)*.........     3,771,225
  166,579     Texas Instruments
               Inc. ...................     3,798,001
   76,500     Xilinx, Inc.*............     2,181,015
                                         ------------
                                           36,217,681
                                         ------------
              Specialty Stores (0.9%)
   84,400     Bed Bath & Beyond
               Inc.*...................     3,222,392
   57,178     Tiffany & Co. ...........     2,134,455
                                         ------------
                                            5,356,847
                                         ------------
              Telecommunication
              Equipment (1.8%)
  406,100     Nokia Corp. (ADR)
               (Finland)...............     6,335,160
  113,310     QUALCOMM Inc. ...........     4,718,228
                                         ------------
                                           11,053,388
                                         ------------
              Tobacco (0.3%)
   50,200     Altria Group, Inc. ......     2,198,760
                                         ------------
              Wireless
              Telecommunications (0.2%)
  181,550     AT&T Wireless Services
               Inc.*...................     1,485,079
                                         ------------
              Total Common Stocks
              (Cost $562,818,243)......   606,754,816
                                         ------------

                                                                               7
                       See Notes to Financial Statements

Morgan Stanley Growth Fund
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2003 (UNAUDITED) continued

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                   VALUE
------------------------------------------------------
              Short-Term Investment (3.0%)
              Repurchase Agreement
  $18,733     Joint repurchase
               agreement account 1.085%
               due 10/01/03 (dated
               09/30/03; proceeds
               $18,733,565) (a)
               (Cost $18,733,000)......  $ 18,733,000
                                         ------------

Total Investments
(Cost $581,551,243) (b).....   100.7%     625,487,816
Liabilities in Excess of
Other Assets................   (0.7)       (4,415,666)
                               -----     ------------
Net Assets..................   100.0%    $621,072,150
                               =====     ============

---------------------------------------------------

    ADR  American Depository Receipt.
    *    Non-income producing security.
    (a) Collateralized by federal agency and U.S. Treasury obligations.
    (b) The aggregate cost for federal income tax purposes is $661,684,129. The gross unrealized appreciation is $54,722,123 and the aggregate gross unrealized depreciation is $90,918,436, resulting in net unrealized depreciation of $36,196,313.

8
                       See Notes to Financial Statements

Morgan Stanley Growth Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
September 30, 2003 (unaudited)

Assets:
Investments in securities, at value
  (cost $581,551,243).......................................  $625,487,816
Cash........................................................         5,016
Receivable for:
    Investments sold........................................     9,769,799
    Shares of beneficial interest sold......................     1,495,458
    Litigation settlement...................................     1,315,913
    Dividends...............................................       327,652
Prepaid expenses and other assets...........................        63,169
                                                              ------------
    Total Assets............................................   638,464,823
                                                              ------------
Liabilities:
Payable for:
    Investments purchased...................................    16,094,614
    Investment management fee...............................       445,501
    Distribution fee........................................       401,341
    Shares of beneficial interest redeemed..................       396,650
Accrued expenses and other payables.........................        54,567
                                                              ------------
    Total Liabilities.......................................    17,392,673
                                                              ------------
    Net Assets..............................................  $621,072,150
                                                              ============
Composition of Net Assets:
Paid-in-capital.............................................  $787,384,097
Net unrealized appreciation.................................    43,936,573
Net investment loss.........................................    (1,907,705)
Accumulated net realized loss...............................  (208,340,815)
                                                              ------------
    Net Assets..............................................  $621,072,150
                                                              ============
Class A Shares:
Net Assets..................................................   $45,633,718
Shares Outstanding (unlimited authorized, $.01 par value)...     4,219,275
    Net Asset Value Per Share...............................        $10.82
                                                              ============
    Maximum Offering Price Per Share,
      (net asset value plus 5.54% of net asset value).......        $11.42
                                                              ============
Class B Shares:
Net Assets..................................................  $423,515,734
Shares Outstanding (unlimited authorized, $.01 par value)...    40,731,410
    Net Asset Value Per Share...............................        $10.40
                                                              ============
Class C Shares:
Net Assets..................................................   $10,974,334
Shares Outstanding (unlimited authorized, $.01 par value)...     1,069,815
    Net Asset Value Per Share...............................        $10.26
                                                              ============
Class D Shares:
Net Assets..................................................  $140,948,364
Shares Outstanding (unlimited authorized, $.01 par value)...    12,812,666
    Net Asset Value Per Share...............................        $11.00
                                                              ============

                                                                               9
                       See Notes to Financial Statements

Morgan Stanley Growth Fund
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended September 30, 2003 (unaudited)

Net Investment Loss:
Income
Dividends...................................................  $ 3,177,978
Interest....................................................       91,696
                                                              -----------
    Total Income............................................    3,269,674
                                                              -----------
Expenses
Investment management fee...................................    2,404,322
Distribution fee (Class A shares)...........................       50,073
Distribution fee (Class B shares)...........................    2,104,912
Distribution fee (Class C shares)...........................       50,896
Transfer agent fees and expenses............................      441,410
Shareholder reports and notices.............................       35,125
Registration fees...........................................       33,044
Professional fees...........................................       28,259
Custodian fees..............................................       13,111
Trustees' fees and expenses.................................        7,177
Other.......................................................        9,050
                                                              -----------
    Total Expenses..........................................    5,177,379
                                                              -----------
    Net Investment Loss.....................................   (1,907,705)
                                                              -----------
Net Realized and Unrealized Gain:
Net realized gain...........................................   12,555,889
Net change in unrealized depreciation.......................   67,133,713
                                                              -----------
    Net Gain................................................   79,689,602
                                                              -----------
Net Increase................................................  $77,781,897
                                                              ===========

10
                       See Notes to Financial Statements

Morgan Stanley Growth Fund
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                                 FOR THE SIX        FOR THE YEAR
                                                                 MONTHS ENDED          ENDED
                                                              SEPTEMBER 30, 2003   MARCH 31, 2003
                                                              ------------------   --------------
                                                                 (unaudited)

Increase (Decrease) in Net Assets:
Operations:
Net investment loss.........................................     $ (1,907,705)     $  (4,184,086)
Net realized gain (loss)....................................       12,555,889       (164,049,731)
Net change in unrealized appreciation/depreciation..........       67,133,713        (52,355,949)
                                                                 ------------      -------------
    Net Increase (Decrease).................................       77,781,897       (220,589,766)

Net increase (decrease) from transactions in shares of
  beneficial interest.......................................       12,677,581       (128,669,613)
                                                                 ------------      -------------
    Net Increase (Decrease).................................       90,459,478       (349,259,379)
Net Assets:
Beginning of period.........................................      530,612,672        879,872,051
                                                                 ------------      -------------
End of Period
(Including a net investment loss of $1,907,705 and $0,
respectively)...............................................     $621,072,150      $ 530,612,672
                                                                 ============      =============

                                                                              11
                       See Notes to Financial Statements

Morgan Stanley Growth Fund
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2003 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Growth Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund's investment objective is long-term growth of capital. The Fund seeks to achieve its objective by investing primarily in common stocks and securities convertible into common stocks issued by domestic and foreign companies. The Fund was organized as a Massachusetts business trust on January 31, 1992 and commenced operations on May 29, 1992. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") and/or Morgan Stanley Investment Management Inc. (the "Sub-Advisor"), an affiliate of the Investment Manager, determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to

Morgan Stanley Growth Fund
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2003 (UNAUDITED) continued

maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Management and Sub-Advisory Agreements

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.80% to the portion of

Morgan Stanley Growth Fund
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2003 (UNAUDITED) continued

daily net assets not exceeding $750 million; 0.75% to the portion of daily net assets exceeding $750 million but not exceeding $1.5 billion; and 0.70% to the portion of daily net assets exceeding $1.5 billion.

Under a Sub-Advisory Agreement between the Sub-Advisor and the Investment Manager, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager paid the Sub-Advisor compensation of $961,729 for the six months ended September 30, 2003.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager and Sub-Advisor. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $13,325,231 at September 30, 2003.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other

Morgan Stanley Growth Fund
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2003 (UNAUDITED) continued

selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended September 30, 2003, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended September 30, 2003, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $150,738 and $874, respectively and received $25,202 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended September 30, 2003 aggregated $368,551,073 and $352,738,417, respectively.

For the six months ended September 30, 2003, the Fund incurred brokerage commissions of $2,482 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager, Distributor and Sub-Advisor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager, Distributor and Sub-Advisor, is the Fund's transfer agent. At September 30, 2003, the Fund had transfer agent fees and expenses payable of approximately $1,500.

5. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of March 31, 2003, the Fund had a net capital loss carry forward of $105,706,673 of which $12,307,840 will expire on March 31, 2010 and $93,398,833 will expire on March 31, 2011 to offset future capital gains to the extent provided by regulations.

Morgan Stanley Growth Fund
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2003 (UNAUDITED) continued

As of March 31, 2003, the Fund had temporary book/tax difference attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year) and capital loss deferrals on wash sales.

6. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                        FOR THE SIX                     FOR THE YEAR
                                                        MONTHS ENDED                        ENDED
                                                     SEPTEMBER 30, 2003                MARCH 31, 2003
                                                  ------------------------       ---------------------------
                                                        (unaudited)
                                                    SHARES       AMOUNT            SHARES         AMOUNT
                                                  ----------   -----------       -----------   -------------
CLASS A SHARES
Sold............................................   1,145,705   $12,174,109         2,726,561   $  27,751,705
Redeemed........................................    (336,476)   (3,558,963)         (716,319)     (7,161,083)
                                                  ----------   -----------       -----------   -------------
Net increase - Class A..........................     809,229     8,615,146         2,010,242      20,590,622
                                                  ----------   -----------       -----------   -------------
CLASS B SHARES
Sold............................................   3,293,177    33,572,578         2,029,744      19,810,625
Redeemed........................................  (4,569,273)  (46,521,399)      (18,403,517)   (179,926,309)
                                                  ----------   -----------       -----------   -------------
Net decrease - Class B..........................  (1,276,096)  (12,948,821)      (16,373,773)   (160,115,684)
                                                  ----------   -----------       -----------   -------------
CLASS C SHARES
Sold............................................     270,615     2,763,044           381,180       3,616,981
Redeemed........................................    (156,514)   (1,594,907)         (592,957)     (5,672,532)
                                                  ----------   -----------       -----------   -------------
Net increase (decrease) - Class C...............     114,101     1,168,137          (211,777)     (2,055,551)
                                                  ----------   -----------       -----------   -------------
CLASS D SHARES
Sold............................................   2,604,737    28,098,548         5,690,189      62,362,171
Redeemed........................................  (1,139,329)  (12,255,429)       (4,820,907)    (49,451,171)
                                                  ----------   -----------       -----------   -------------
Net increase - Class D..........................   1,465,408    15,843,119           869,282      12,911,000
                                                  ----------   -----------       -----------   -------------
Net increase (decrease) in Fund.................   1,112,642   $12,677,581       (13,706,026)  $(128,669,613)
                                                  ==========   ===========       ===========   =============

7. Subsequent Event - Acquisition of Morgan Stanley Tax-Managed Growth Fund

On October 6, 2003, the Fund acquired all the net assets of the Morgan Stanley Tax-Managed Growth Fund ("Tax-Managed") based on the respective valuations as of the close of business on October 3, 2003 pursuant to a Plan of Reorganization approved by the shareholders of Tax-Managed on September 30, 2003. The acquisition was accomplished by a tax-free exchange of 548,767 Class A shares of the Fund at a net asset value of $11.25 per share for 1,051,726 Class A shares of Tax-Managed; 4,737,274 Class B shares of the Fund at a net asset value of $10.82 per share for 8,961,067 Class B shares of Tax-Managed; 727,742 Class C shares of the Fund at a net asset value of $10.67 per share for 1,359,896 Class C shares of Tax-Managed; and 280,143 Class D

Morgan Stanley Growth Fund
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2003 (UNAUDITED) continued

shares of the Fund at a net asset value of $11.45 per share for 541,830 Class D shares of Tax-Managed. The net assets of the Fund and Tax-Managed immediately before the acquisition were $645,940,274 and $69,522,551, respectively, including unrealized appreciation of $4,195,785 for Tax-Managed. Immediately after the acquisition, the combined net assets of the Fund amounted to $715,462,825.

8. Subsequent Event - Fund Merger Proposal

On October 23, 2003, the Trustees of the Fund and Morgan Stanley Market Leader Trust ("Market Leader") approved a Plan of Reorganization whereby Market Leader would be merged into the Fund. The Plan of Reorganization is subject to the consent of Market Leader's shareholders at a special meeting scheduled to be held on February 24, 2004. If approved, the assets of the Fund would be combined with the assets of Market Leader and shareholders of Market Leader would become shareholders of the Fund, receiving shares of the corresponding class of the Fund equal to the value of their holdings in Market Leader.

Morgan Stanley Growth Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                  FOR THE SIX                FOR THE YEAR ENDED MARCH 31,
                                                  MONTHS ENDED      ----------------------------------------------
                                               SEPTEMBER 30, 2003    2003      2002      2001      2000      1999
                                               ------------------   -------   -------   -------   -------   ------
                                                  (unaudited)
Class A Shares
Selected Per Share Data:

Net asset value, beginning of period.........        $ 9.41          $12.58    $12.60    $22.32    $17.34   $15.17
                                                     ------          ------    ------    ------    ------   ------

Income (loss) from investment operations:
    Net investment loss++....................         (0.01)           0.00     (0.04)    (0.06)    (0.09)   (0.05)
    Net realized and unrealized gain
    (loss)...................................          1.42           (3.17)     0.09     (6.82)     6.89     2.55
                                                     ------          ------    ------    ------    ------   ------

Total income (loss) from investment
 operations..................................          1.41           (3.17)     0.05     (6.88)     6.80     2.50
                                                     ------          ------    ------    ------    ------   ------

Less distributions from net realized gain....            --              --     (0.07)    (2.84)    (1.82)   (0.33)
                                                     ------          ------    ------    ------    ------   ------

Net asset value, end of period...............        $10.82          $ 9.41    $12.58    $12.60    $22.32   $17.34
                                                     ======          ======    ======    ======    ======   ======

Total Return+................................         14.98 %(1)     (25.20)%    0.36%   (34.32)%   42.32%   16.87%

Ratios to Average Net Assets(3):
Expenses.....................................          1.24 %(2)       1.18%     1.18%     1.11%     1.13%    1.19%

Net investment loss..........................         (0.16)%(2)      (0.06)%   (0.35)%   (0.34)%   (0.48)%  (0.29)%

Supplemental Data:
Net assets, end of period, in thousands......       $45,634         $32,091   $17,611   $11,824   $14,947   $4,987

Portfolio turnover rate......................            61 %(1)        155%       95%       67%       81%     113%

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

18
                       See Notes to Financial Statements

Morgan Stanley Growth Fund
FINANCIAL HIGHLIGHTS continued

                                         FOR THE SIX                    FOR THE YEAR ENDED MARCH 31,
                                         MONTHS ENDED      ------------------------------------------------------
                                      SEPTEMBER 30, 2003     2003       2002       2001        2000        1999
                                      ------------------   --------   --------   --------   ----------   --------
                                         (unaudited)
Class B Shares
Selected Per Share Data:

Net asset value, beginning of
 period.............................         $ 9.08          $12.24     $12.35     $22.04       $17.20     $15.12
                                             ------          ------     ------     ------       ------     ------

Income (loss) from investment
 operations:
    Net investment loss++...........          (0.05)          (0.09)     (0.14)     (0.15)       (0.15)     (0.11)
    Net realized and unrealized gain
    (loss)..........................           1.37           (3.07)      0.10      (6.70)        6.81       2.52
                                             ------          ------     ------     ------       ------     ------

Total income (loss) from investment
 operations.........................           1.32           (3.16)     (0.04)     (6.85)        6.66       2.41
                                             ------          ------     ------     ------       ------     ------

Less distributions from net realized
 gain...............................             --              --      (0.07)     (2.84)       (1.82)     (0.33)
                                             ------          ------     ------     ------       ------     ------

Net asset value, end of period......         $10.40          $ 9.08     $12.24     $12.35       $22.04     $17.20
                                             ======          ======     ======     ======       ======     ======

Total Return+.......................          14.54 %(1)     (25.82)%    (0.44)%   (34.61)%      41.82%     16.32%

Ratios to Average Net Assets(3):
Expenses............................           1.99 %(2)       1.99%      1.94%      1.59%        1.48%      1.60%
Net investment loss.................          (0.91)%(2)      (0.87)%    (1.11)%    (0.82)%      (0.83)%    (0.70)%

Supplemental Data:
Net assets, end of period, in
 thousands..........................       $423,516        $381,478   $714,513   $867,382   $1,326,846   $913,060

Portfolio turnover rate.............             61 %(1)        155%        95%        67%          81%       113%

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                                                                              19
                       See Notes to Financial Statements

Morgan Stanley Growth Fund
FINANCIAL HIGHLIGHTS continued

                                                   FOR THE SIX               FOR THE YEAR ENDED MARCH 31,
                                                   MONTHS ENDED      ---------------------------------------------
                                                SEPTEMBER 30, 2003    2003     2002      2001      2000      1999
                                                ------------------   ------   -------   -------   -------   ------
                                                   (unaudited)
Class C Shares
Selected Per Share Data:

Net asset value, beginning of period..........        $ 8.96         $12.07    $12.16    $21.80    $17.09   $15.08
                                                      ------         ------    ------    ------    ------   ------

Income (loss) from investment operations:
    Net investment loss++.....................         (0.05)         (0.08)    (0.11)    (0.19)    (0.23)   (0.16)
    Net realized and unrealized gain (loss)...          1.35          (3.03)     0.09     (6.61)     6.76     2.50
                                                      ------         ------    ------    ------    ------   ------

Total income (loss) from investment
 operations...................................          1.30          (3.11)    (0.02)    (6.80)     6.53     2.34
                                                      ------         ------    ------    ------    ------   ------

Less distributions from net realized gain.....            --             --     (0.07)    (2.84)    (1.82)   (0.33)
                                                      ------         ------    ------    ------    ------   ------

Net asset value, end of period................        $10.26         $ 8.96    $12.07    $12.16    $21.80   $17.09
                                                      ======         ======    ======    ======    ======   ======

Total Return+.................................         14.51 %(1)    (25.77)%   (0.20)%  (34.82)%   41.29%   15.90%

Ratios to Average Net Assets(3):
Expenses......................................          1.99 %(2)      1.98%     1.73%     1.88%     1.89%    1.94%
Net investment loss...........................         (0.91)%(2)     (0.86)%   (0.90)%   (1.11)%   (1.24)%  (1.04)%

Supplemental Data:
Net assets, end of period, in thousands.......       $10,974         $8,563   $14,095   $14,490   $11,848   $3,041

Portfolio turnover rate.......................            61 %(1)       155%       95%       67%       81%     113%

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

20
                       See Notes to Financial Statements

Morgan Stanley Growth Fund
FINANCIAL HIGHLIGHTS continued

                                               FOR THE SIX                 FOR THE YEAR ENDED MARCH 31,
                                               MONTHS ENDED      ------------------------------------------------
                                            SEPTEMBER 30, 2003     2003       2002      2001      2000      1999
                                            ------------------   --------   --------   -------   -------   ------
                                               (unaudited)
Class D Shares
Selected Per Share Data:

Net asset value, beginning of period......         $ 9.56          $12.76     $12.75    $22.49    $17.41   $15.21
                                                   ------          ------     ------    ------    ------   ------

Income (loss) from investment operations:
    Net investment income (loss)++........           0.01            0.01      (0.01)    (0.02)    (0.04)   (0.01)
    Net realized and unrealized gain
    (loss)................................           1.43           (3.21)      0.09     (6.88)     6.94     2.54
                                                   ------          ------     ------    ------    ------   ------

Total income (loss) from investment
 operations...............................           1.44           (3.20)      0.08     (6.90)     6.90     2.53
                                                   ------          ------     ------    ------    ------   ------

Less distributions from net realized
 gain.....................................             --              --      (0.07)    (2.84)    (1.82)   (0.33)
                                                   ------          ------     ------    ------    ------   ------

Net asset value, end of period............         $11.00          $ 9.56     $12.76    $12.75    $22.49   $17.41
                                                   ======          ======     ======    ======    ======   ======

Total Return+.............................          15.06%(1)      (25.08)%     0.59%   (34.14)%   42.75%   17.02%

Ratios to Average Net Assets(3):
Expenses..................................           0.99%(2)        0.99%      0.94%     0.88%     0.89%    0.94%
Net investment income (loss)..............           0.09%(2)        0.13%     (0.11)%   (0.11)%   (0.24)%  (0.04)%

Supplemental Data:
Net assets, end of period, in thousands...       $140,948        $108,481   $133,653   $79,666   $12,702   $1,563

Portfolio turnover rate...................             61%(1)         155%        95%       67%       81%     113%

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                                                                              21
                       See Notes to Financial Statements

                      (This Page Intentionally Left Blank)

                      (This Page Intentionally Left Blank)

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Philip J. Purcell
Fergus Reid

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President and General Counsel

Joseph J. McAlinden
Vice President

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

SUB-ADVISOR

Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(c) 2003 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
Growth Fund

Semiannual Report
September 30, 2003

[MORGAN STANLEY LOGO]

37977RPT-00-12730J03-AP-10/03

Item 2.  Code of Ethics.

Not applicable for semiannual reports.


Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.


Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.


Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.


Item 6. [Reserved.]


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.


Item 8. [Reserved.]


Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

     There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits
(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.




                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Morgan Stanley Growth Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 19, 2003


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 19, 2003

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 19, 2003

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Morgan Stanley Growth Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 8, 2003


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 8, 2003

/s/ Francis Smith
Francis Smith
Principal Financial Officer
December 8, 2003







                                       3